Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,940,000
Previously Paid Amount	0.00
Total Fee Amount	544.11
Total Offset Amount	0.00
Net Fee	544.11
Narrative - Max Aggregate Offering Price	$ 3,940,000
Final Prospectus	true